Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
NOTE 16.	INCOME TAXES

Income tax benefit consists of the following:

	Years Ended December 31,
	2010	2009
Current	$—	$(3,212,964)
Deferred	—	1,474,405

Income tax benefit	$—	$(1,738,559)

The Company's income tax expense (benefit) differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2010	2009
Tax benefit at statutory federal rate	$12,591	$(4,184,209)
Tax-free income	—	(19,962)
Disallowed interest expense	—	3,566
State income tax benefit	39	(409,446)
Valuation allowance	(56,429)	2,858,643
Other items, net	43,799	12,849

Income tax benefit	$—	$(1,738,559)

The components of the net deferred tax asset, included in other assets, are as follows:

	December 31,
	2010	2009
Deferred tax assets:
Loan loss reserves	$1,171,780	$1,765,620
Reserve for other real estate	383,154	392,139
Income tax loss carryover	1,448,731	933,251
Other	4,552	4,576

	3,008,217	3,095,586

Deferred tax liabilities:
Depreciation	206,003	236,943

Valuation allowance	(2,802,214)	(2,858,643)
Net deferred tax assets	$—	$—

The Company has net operating loss carryforwards expiring in 2029, if not utilized.